ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
A summary of changes in accumulated other comprehensive income (loss), net of taxes (where applicable) by component for the years ended December 31, 2025, 2024 and 2023 is presented below:

(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Unrealized gains on fixed maturity securities available-for-sale arising during the year, net of taxes	$28,656	$2,083	$23,856
Reclassification of net realized gain (loss) included in net income*	134	(18)	(477)
Foreign currency translation adjustments	36	20	27
Other comprehensive income	$28,826	$2,085	$23,406

Schedule of Reclassifications out of Accumulated Other Comprehensive Income	The amounts reclassified from accumulated other comprehensive income (loss) shown in the above table have been included in the following captions in our Consolidated Statements of Income:

(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Realized gains and losses on securities:
Net realized investment gain (loss)	$162	$(18)	$(538)
Income tax (expense) benefit	(28)	—	61
Net of taxes	$134	$(18)	$(477)